Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 D&I Silica, LLC	Mar. 31, 2014 D&I Silica, LLC	Jun. 10, 2013 D&I Silica, LLC
Goodwill
Beginning balance	$ 33,745			$ 0	$ 33,745	$ 33,745
Additions from D&I acquisition				33,745
Amortization expense				0
Ending balance	33,745		33,745	33,745	33,745	33,745
Intangible Assets
Beginning balance	38,191			0
Additions from D&I acquisition				41,878
Amortization expense	(2,536)	0	(3,687)	(3,687)
Ending balance	$ 35,655		$ 38,191	$ 38,191